Long-term debt - Schedule of Long-term Debt (Parenthetical) (Detail) - Loan Maturity Date Extension [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
8.125% $175.0 million, maturing December 3, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	8.125%	8.125%
Debt	$ 175.0	$ 175.0
Debt, maturity date	December 3, 2030	December 3, 2030
11.95% $80.8 million, maturing July 27, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	11.95%	11.95%
Debt	$ 80.8	$ 80.8
Debt, maturity date	July 27, 2027	July 27, 2027